Investments	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Investments	Investments
The Plan’s investments are held in a trust administered by Empower Trust Company. A complete listing of the Plan’s investments as of December 31, 2025 is included in the Supplemental Schedule—Schedule H, Line 4i - Schedule of Assets (Held at End of Year).

The Plan holds an indirect investment in the Company's common stock through shares held by the WSFS Common Stock Fund. The WSFS Common Stock Fund represented approximately 5% and 6% of total investments as of December 31, 2025 and 2024, respectively. The Company is a savings and loan holding company.